Credit Risk - Summary of Residential Mortgages by Credit Performance (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 212,178	£ 207,498
Impairment loss allowances	1,303	785
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	169,801	165,356
Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	169,801	165,356
Impairment loss allowances	£ 280	£ 218
Stage 1 ratio	92.82%	94.03%
Stage 2 ratio	6.12%	4.93%
Stage 3 ratio	1.07%	1.05%
Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 157,614	£ 155,477
Stage 1 | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	157,614	155,477
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,388	8,157
Stage 2 | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,388	8,157
Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,799	£ 1,722
Stage 3 ratio	1.07%	1.05%
Stage 3 | Credit risk | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,799	£ 1,722